Income Taxes - Additional Information (Details) - CNY (¥) ¥ in Thousands			12 Months Ended
	Jan. 01, 2018	Mar. 16, 2007	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Line Items]
Statutory income tax rate			25.00%	25.00%	25.00%
Income tax holiday, description			Canaan is qualified as an integrated circuit enterprise and enjoying a 5-year tax holiday (two year full exemption followed by three year half reduction) beginning from 2016 after utilizing all prior years’ tax losses. Therefore, Hangzhou Canaan is eligible to enjoy a preferential tax rate of 0% from 2016 to 2017 and 12.5% from 2018 to 2020.
Income tax holiday period			5 years
Income tax full exemption holiday period			2 years
Income tax half reduction holiday period			3 years
Withholding income tax rate on dividends			10.00%
Undistributed earnings available for distribution			¥ 701,633	¥ 809,134
Withholding income tax			0	0
Tax loss carry forwards			¥ 1,762,521	702,845
Tax loss carry forwards period	10 years					5 years
Operating loss carry forwards expiration start year			2021
Operating loss carry forwards expiration end year			2030
Deferred tax assets valuation allowance			¥ 304,790	¥ 254,039	¥ 119,065	¥ 1
Other PRC Subsidiaries
Income Taxes [Line Items]
Statutory income tax rate			25.00%
Tax Year 2016 to 2017
Income Taxes [Line Items]
Preferential tax rate			0.00%
Tax Year 2018 to 2020
Income Taxes [Line Items]
Preferential tax rate			12.50%
Tax Year 2019 to 2021
Income Taxes [Line Items]
Preferential tax rate			15.00%
Hong Kong
Income Taxes [Line Items]
Statutory income tax rate			16.50%	16.50%
Hong Kong | FIE
Income Taxes [Line Items]
Ownership percentage			25.00%
Hong Kong | Maximum
Income Taxes [Line Items]
Withholding income tax rate			5.00%
PRC | Enterprise Income Tax
Income Taxes [Line Items]
Statutory income tax rate		25.00%